Other liabilities (Details) - Schedule of other liabilities - BRL (R$) R$ in Thousands		Jun. 30, 2022	Jun. 30, 2021
Schedule Of Other Liabilities Abstract
Accounts payable for acquisition of Serra Grande Farm	[1]	R$ 8,159	R$ 14,632
Variable consideration for acquisition of Agrifirma	[2]	33,089	37,796
Other liabilities		41,248	52,428
Current		28,846	45,133
Non-current		R$ 12,402	R$ 7,295

[1]	On May 18, 2020, the Company acquired 4,489 hectares of Serra Grande Farm for R$25,047. On June 30, 2022, the liability refers to the delivery of 54,000 bags of soybean, due in June 2023. The Company maintains its liability measured at fair value through profit or loss and the payments occurred during the year with soybeans are considered non-cash transactions.
[2]	The consideration transferred in exchange for control of Agrifirma was divided into three classes, classified in the financial statement in accordance with their characteristics. Restricted shares and warrants, given their variation factor, are registered under liabilities and measured at fair value through profit or loss (Note 25).